Intangible Assets, Net (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 105
Annual inflation rate	2.60%
Period of inflation rate	10 years
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
WACC	4.75%
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
WACC	8.50%